Financial Instruments and Financial Risk (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Summary of the activities of derivative instruments [Abstract]
Unrealized (gain) loss on embedded derivatives	$ 2,649,000		$ 13,050,000		$ 7,922,000
Foreign currency contracts [Abstract]
Foreign currency forward contracts	100,000		0
Credit Risk [Abstract]
Allowance for uncollectible accounts	200,000		100,000
Asset-backed Commercial Paper [Member]
Unobservable input reconciliation [Roll Forward]
As of beginning of period			10,713,000
Net Realized/ Unrealized Gains (Losses) included in earnings			(299,000)
Net Realized/ Unrealized Gains (Losses) included in other			0
Purchases, Sales, Issuance and (Settlements), net			(10,414,000)
Transfers in and/or out of Level 3			0
As of end of period			0
Derivative Assets [Member]
Unobservable input reconciliation [Roll Forward]
As of beginning of period	10,514,000		0
Net Realized/ Unrealized Gains (Losses) included in earnings	0		0
Net Realized/ Unrealized Gains (Losses) included in other	895,000		0
Purchases, Sales, Issuance and (Settlements), net	0		10,514,000
Transfers in and/or out of Level 3	0		0
As of end of period	11,409,000		10,514,000
Fair Value, Measurements, Recurring [Member]
Assets and liabilities measured at fair value [Abstract]
Cash equivalents	100,000		7,600,000
Available for sale (Note 8 (c))			1,557,000
Derivative assets (Note 7)	11,855,000		10,520,000
Derivative liabilities (Note 11 (c))	575,000		1,955,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets and liabilities measured at fair value [Abstract]
Cash equivalents	100,000		7,600,000
Available for sale (Note 8 (c))			1,557,000
Derivative assets (Note 7)	0		0
Derivative liabilities (Note 11 (c))	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and liabilities measured at fair value [Abstract]
Cash equivalents	0		0
Available for sale (Note 8 (c))			0
Derivative assets (Note 7)	446,000		6,000
Derivative liabilities (Note 11 (c))	575,000		1,955,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value [Abstract]
Cash equivalents	0		0
Available for sale (Note 8 (c))			0
Derivative assets (Note 7)	11,409,000		10,514,000
Derivative liabilities (Note 11 (c))	0		0
Embedded Derivatives [Member]
Assets [Abstract]
Derivative assets, Fair value	11,584,000	[1]	10,520,000	[1]
Liabilities [Abstract]
Derivative liabilities, Fair value	370,000	[1]	1,955,000	[1]
Total notional amounts of supply contracts	300,000,000		700,000,000
Summary of the activities of derivative instruments [Abstract]
Unrealized (gain) loss on embedded derivatives	(2,649,000)	[2]	(13,050,000)	[2]	(7,922,000)	[2]
Embedded Derivatives [Member] | Discontinued Operations [Member]
Summary of the activities of derivative instruments [Abstract]
Unrealized (gain) loss on embedded derivatives	0		500,000		(1,100,000)
Foreign Currency Forward Contract [Member] | Under Cash Flow Hedges [Member]
Assets [Abstract]
Derivative assets, Fair value	88,000	[3]	0	[3]
Liabilities [Abstract]
Derivative liabilities, Fair value	57,000	[3]	0	[3]
Total notional amounts of supply contracts	36,500,000		0
Summary of the activities of derivative instruments [Abstract]
Realized (gain) loss on foreign currency forward contracts	219,000		0		0
Unrealized (gain) loss on foreign currency forward contracts	(55,000)		0		0
Unrealized (gain) loss recorded in OCI relating to net investment hedges	0	[4]	(2,400,000)	[4]	(23,645,000)	[4]
Foreign Currency Forward Contract [Member] | Not Under Cash Flow Hedges [Member]
Assets [Abstract]
Derivative assets, Fair value	183,000	[5]	0	[5]
Liabilities [Abstract]
Derivative liabilities, Fair value	148,000	[5]	0	[5]
Total notional amounts of supply contracts	13,000,000		0
Summary of the activities of derivative instruments [Abstract]
Realized (gain) loss on foreign currency forward contracts	(327,000)		0		0
Unrealized (gain) loss on foreign currency forward contracts	10,000		0		0
Net Investment Hedge [Member]
Summary of the activities of derivative instruments [Abstract]
Reclassification of realized gain recorded in OCI relating to net investment hedge	$ 0		$ (146,638,000)		$ 0

[1]	As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's certain supply contracts identified for embedded derivatives were approximately over $300 million and $700 million, respectively.
[2]	Excludes unrealized loss (gain) for embedded derivatives related to the discontinued operations of $nil (2010 - $0.5 million; 2009 - $(1.1) million) for the year ended October 31, 2011.
[3]	As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts under cash flow hedges were approximately over $36.5 million and $nil, respectively.
[4]	No ineffectiveness was recorded in income for the years ended October 31, 2011, 2010 and 2009 relating to the net investment hedge.
[5]	As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts not under hedging relationships were approximately over $13.0 million and $nil, respectively.